Note 15 - Summary of Quarterly Results of Operations (Unaudited) - Quarterly Information (Details) - USD ($)	3 Months Ended												12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2021	Mar. 31, 2020
Revenue from Contract with Customer, Including Assessed Tax	$ 49,214,204	$ 28,502,049	$ 24,861,680	$ 23,524,600	$ 32,980,607		$ 28,150,817		$ 39,995,580		$ 40,975,320		$ 126,102,533	$ 142,102,324
Gross profit	17,741,498	4,495,849	1,091,097	256,754	1,868,728		52,933		(782,650)		1,471,324
Net earnings (loss)	$ 10,403,597	$ 2,129,745	$ (250,005)	$ (858,862)	$ (3,018,842)		$ (881,003)		$ (1,544,137)		$ 194,772		$ 11,424,475	$ (5,249,210)
Basic (in dollars per share)	$ 1.49	$ 0.30	$ (0.04)	$ (0.12)	$ (0.43)	[1]	$ (0.13)	[1]	$ (0.22)	[1]	$ 0.03	[1]	$ 1.63	$ (0.75)
Diluted (in dollars per share)	$ 1.49	$ 0.30	$ (0.04)	$ (0.12)	$ (0.43)	[1]	$ (0.13)	[1]	$ (0.22)	[1]	$ 0.03	[1]	$ 1.63	$ (0.75)

[1]	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.